Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Software and electronic equipment	5,627	7,092
Buildings	—	18,592
Leasehold improvements	7,872	9,327
Total	13,499	35,011
Less: accumulated depreciation	(2,698)	(6,256)
Property, plant and equipment, net	10,801	28,755

The Group has recorded depreciation expenses of RMB285, RMB2,399 and RMB3,542 during the years ended December 31, 2015, 2016 and 2017, respectively. No impairment was recorded during the years ended December 31, 2015, 2016 and 2017.